Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

July 31, 2020

GCS-QTLY-0920
1.879385.111

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Chemicals - 12.2%
Fertilizers & Agricultural Chemicals - 11.5%
CF Industries Holdings, Inc.	184,760	$5,788,531
FMC Corp.	86,600	9,183,930
Icl Group Ltd.	243,100	763,224
Nutrien Ltd.	404,583	13,175,490
The Mosaic Co.	133,661	1,800,414
		30,711,589
Specialty Chemicals - 0.7%
Ecolab, Inc.	10,511	1,966,398

TOTAL CHEMICALS		32,677,987

Construction Materials - 2.8%
Construction Materials - 2.8%
Martin Marietta Materials, Inc.	26,800	5,552,424
Summit Materials, Inc. (a)	129,200	1,901,824
		7,454,248
Containers & Packaging - 1.0%
Metal & Glass Containers - 1.0%
Crown Holdings, Inc. (a)	37,500	2,684,250
Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Championx Corp. (a)	31,795	302,370
Food Products - 7.0%
Agricultural Products - 7.0%
Archer Daniels Midland Co.	268,000	11,478,440
Bunge Ltd.	107,300	4,661,112
Darling Ingredients, Inc. (a)	92,100	2,572,353
		18,711,905
Metals & Mining - 46.9%
Aluminum - 0.4%
Kaiser Aluminum Corp.	16,100	997,395
Copper - 5.1%
Antofagasta PLC	165,700	2,228,661
First Quantum Minerals Ltd.	778,024	6,575,260
Lundin Mining Corp.	883,000	4,944,194
		13,748,115
Diversified Metals & Mining - 17.7%
Anglo American PLC (United Kingdom)	170,394	4,171,402
BHP Billiton Ltd.	335,590	8,835,700
BHP Billiton PLC	267,592	5,786,256
Grupo Mexico SA de CV Series B	466,720	1,178,806
Ivanhoe Mines Ltd. (a)	482,700	1,700,955
MMC Norilsk Nickel PJSC	16,340	4,327,587
MMC Norilsk Nickel PJSC sponsored ADR	218,100	5,729,487
Nickel Mines Ltd. (a)	3,882,805	1,608,961
Rio Tinto PLC	221,425	13,478,635
Teck Resources Ltd. Class B (sub. vtg.)	52,900	535,931
		47,353,720
Gold - 14.5%
Agnico Eagle Mines Ltd. (Canada)	41,500	3,295,647
AngloGold Ashanti Ltd.	28,700	936,306
Barrick Gold Corp. (Canada)	288,047	8,324,536
Franco-Nevada Corp.	35,071	5,605,809
Kirkland Lake Gold Ltd.	30,400	1,660,204
Newcrest Mining Ltd.	108,853	2,735,950
Newmont Corp.	138,800	9,604,960
Sibanye Stillwater Ltd. (a)	213,000	602,533
Wheaton Precious Metals Corp.	112,400	6,098,106
		38,864,051
Precious Metals & Minerals - 1.1%
Anglo American Platinum Ltd.	7,300	556,933
Impala Platinum Holdings Ltd.	256,300	2,262,262
		2,819,195
Steel - 8.1%
ArcelorMittal SA (Netherlands) (a)	122,100	1,343,351
Commercial Metals Co.	131,000	2,709,080
Fortescue Metals Group Ltd.	646,147	8,037,148
JFE Holdings, Inc.	118,200	775,852
Nucor Corp.	26,692	1,119,729
POSCO	6,934	1,114,762
Steel Dynamics, Inc.	86,600	2,373,706
Vale SA	359,600	4,185,010
		21,658,638

TOTAL METALS & MINING		125,441,114

Oil, Gas & Consumable Fuels - 21.6%
Integrated Oil & Gas - 17.3%
BP PLC	1,730,287	6,266,248
Chevron Corp.	116,500	9,779,010
Equinor ASA	78,600	1,159,762
Exxon Mobil Corp.	387,900	16,322,830
Lukoil PJSC sponsored ADR	35,900	2,444,790
Occidental Petroleum Corp.	39,100	615,434
Occidental Petroleum Corp. warrants 8/3/27 (a)	4,887	27,367
Petroleo Brasileiro SA - Petrobras (ON)	295,800	1,287,184
Total SA	218,214	8,258,023
		46,160,648
Oil & Gas Exploration & Production - 4.3%
Cabot Oil & Gas Corp.	60,800	1,136,960
ConocoPhillips Co.	84,800	3,170,672
Diamondback Energy, Inc.	16,900	673,634
Hess Corp.	12,600	620,046
Lundin Petroleum AB	44,300	1,020,682
Magnolia Oil & Gas Corp. Class A (a)	145,200	868,296
NOVATEK OAO GDR (Reg. S)	7,400	1,084,840
Parsley Energy, Inc. Class A (b)	65,400	718,092
Pioneer Natural Resources Co.	22,010	2,133,209
		11,426,431

TOTAL OIL, GAS & CONSUMABLE FUELS		57,587,079

Paper & Forest Products - 7.7%
Forest Products - 1.1%
Svenska Cellulosa AB (SCA) (B Shares)	128,100	1,543,567
West Fraser Timber Co. Ltd.	26,700	1,321,993
		2,865,560
Paper Products - 6.6%
Nine Dragons Paper (Holdings) Ltd.	878,000	918,749
Oji Holdings Corp.	255,300	1,071,398
Stora Enso Oyj (R Shares)	388,700	4,880,885
Suzano Papel e Celulose SA (a)	397,645	3,201,559
UPM-Kymmene Corp.	286,700	7,642,564
		17,715,155

TOTAL PAPER & FOREST PRODUCTS		20,580,715

TOTAL COMMON STOCKS
(Cost $286,239,271)		265,439,668

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.14% (c)	9,092,743	9,095,471
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	223	223
TOTAL MONEY MARKET FUNDS
(Cost $9,094,918)		9,095,694
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $295,334,189)		274,535,362
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(7,110,961)
NET ASSETS - 100%		$267,424,401

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,936
Fidelity Securities Lending Cash Central Fund	30,176
Total	$67,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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